REVENUE AND COST OF SALES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from mining operations	$ 16,022	$ 31,746	$ 34,116